Document and Entity Information	May 15, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	AES CORP
Amendment Flag	false
Entity Central Index Key	0000874761
Document Type	8-K
Document Period End Date	May 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-12291
Entity Tax Identification Number	54-1163725
Entity Address, Address Line One	4300 Wilson Boulevard
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	(703)
Local Phone Number	522-1315
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AES
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Corporate Units
Trading Symbol	AESC
Security Exchange Name	NYSE